ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT
Total assets held for sale	$ 61,064	$ 18,309
Total liabilities held for sale	1,064	941
Restoration provision
PROPERTY AND EQUIPMENT
Total liabilities held for sale	1,064	941
Eagle Ford assets
PROPERTY AND EQUIPMENT
Total assets held for sale	$ 61,064
Mississippian/Woodward assets
PROPERTY AND EQUIPMENT
Total assets held for sale		$ 18,309